Basis of preparation (Details)					12 Months Ended
	Oct. 08, 2024	Oct. 08, 2024 item	Aug. 22, 2024	Apr. 25, 2024	Aug. 31, 2024 CAD ($)	Aug. 31, 2023 CAD ($)
Disclosure of subsidiaries [line items]
Cash					$ 63,126	$ 3,359,257
Working capital					2,888,660
Deficit					(65,609,357)	$ (51,548,737)
Issuance of shares and warrants, net of transaction costs paid					$ 8,326,492
Ratio to the conversion of stock split	9		15
Number of reverse stock splits	1	2	1
7858078 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company					100.00%
EB Rental Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company					0.00%
Percentage of ownership interest disposed				100.00%
EB Rental Ventura Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company					100.00%
EB Rental FL Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company					100.00%
EBR Palm Beach Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company					100.00%
Vision Marine Technologies Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company					100.00%